Annual Fund Operating Expenses	Mar. 31, 2026
First Prospectus | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
First Prospectus | Tradr 2X Short SPY Monthly ETF | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.98%	[1]
Expenses (as a percentage of Assets)	1.98%	[2]
Fee Waiver or Reimbursement	(0.48%)	[3]
Net Expenses (as a percentage of Assets)	1.50%	[1],[2]
First Prospectus | Tradr 2X Long SPY Quarterly ETF | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Interest expense and excise tax	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.00%	[4],[5]
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	1.03%	[6],[7]
First Prospectus | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
First Prospectus | Tradr 2X Short Innovation 100 Monthly ETF | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.98%	[8]
Expenses (as a percentage of Assets)	1.98%	[9]
Fee Waiver or Reimbursement	(0.48%)	[10]
Net Expenses (as a percentage of Assets)	1.50%	[8],[9]
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.00%	[11],[12]
Second Prospectus | Astoria Real Assets ETF | Astoria Real Assets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.57%	[13],[14]
Second Prospectus | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Second Prospectus | AXS Esoterica NextG Economy ETF | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Interest expense	0.03%
All other expenses	0.62%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.62%)	[15]
Net Expenses (as a percentage of Assets)	0.84%	[15],[16]
Second Prospectus | AXS Green Alpha ETF | AXS Green Alpha ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.00%
Second Prospectus | AXS Knowledge Leaders ETF | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Third Prospectus | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Third Prospectus | Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	0.00%
Interest expense	0.33%
All other expenses	0.50%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.78%	[17]
Fee Waiver or Reimbursement	(0.30%)	[18]
Net Expenses (as a percentage of Assets)	1.48%	[17],[18]
Third Prospectus | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Third Prospectus | Tradr 2X Short TSLA Daily ETF | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.21%	[19]
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	1.15%	[18],[19]
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.56%	[20]
Fee Waiver or Reimbursement	(0.41%)	[21]
Net Expenses (as a percentage of Assets)	1.15%	[20],[21]
Third Prospectus | Tradr 1X Short Innovation Daily ETF | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%	[22]

[1]	“Other expenses” are estimated for the current fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[3]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.50%. This agreement is effective through August 31, 2027 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[4]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[5]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[6]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[8]	“Other expenses” are estimated for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.50%. This agreement is effective through August 31, 2027 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[11]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[12]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[13]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[14]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[15]	The advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 0.75% of the average daily net assets of the Fund. This agreement is effective through July 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[16]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[17]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time.
[18]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.15%. This agreement is effective through July 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[19]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time.
[20]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the reference assets, will vary between swap brokers and over time.
[21]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.15%. This agreement is effective through July 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[22]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time.